STATEMENTS OF CONSOLIDATED STOCKHOLDERS' EQUITY (Parentheticals) (Common Stock [Member])	12 Months Ended
Dec. 31, 2011
Common stock issuance, date	Apr. 30, 2011
Private Placement, February 2, 2011 [Member]
Common stock issuance, date	Feb. 28, 2011
Private Placement, April 28, 2011 [Member]
Common stock issuance, date	Apr. 30, 2011
Private Placement, August 10, 2011 [Member]
Common stock issuance, date	Aug. 31, 2011
Common Stock Issuance For Acquisition, October 2011 [Member]
Common stock issuance, date	Oct. 31, 2011